Subsidiaries (Details)			12 Months Ended
	Sep. 27, 2022	Sep. 26, 2022	Dec. 31, 2022
Allied World Assurance Company Holdings, Ltd (Allied World)
Subsidiaries
Equity ownership percentage	82.90%	70.90%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Odyssey Group Holdings, Inc. (Odyssey Group)
Subsidiaries
Equity ownership percentage			90.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Brit Limited (Brit)
Subsidiaries
Equity ownership percentage			86.20%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Allied World Assurance Company Holdings, Ltd (Allied World)
Subsidiaries
Equity ownership percentage			82.90%
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Eurolife FFH General Insurance Single Member S.A. (Eurolife General)
Subsidiaries
Equity ownership percentage			80.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | FFH Ukraine Holdings (Fairfax Ukraine)
Subsidiaries
Equity ownership percentage			70.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | The Pacific Insurance Berhad (Pacific Insurance)
Subsidiaries
Equity ownership percentage			85.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Subsidiaries
Equity ownership percentage			80.30%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Fairfirst Insurance Limited (Fairfirst Insurance)
Subsidiaries
Equity ownership percentage			78.00%
Life insurance and Run-off | Eurolife FFH Life Insurance Group Holdings S.A. (Eurolife)
Subsidiaries
Equity ownership percentage			80.00%
Non-insurance companies | Restaurants and retail | Recipe Unlimited Corporation (Recipe)
Subsidiaries
Equity ownership percentage			75.70%
Non-insurance companies | Restaurants and retail | Sporting Life Group Limited
Subsidiaries
Equity ownership percentage			88.50%
Non-insurance companies | Fairfax India | Fairfax India Holdings Corporation (Fairfax India)
Subsidiaries
Equity ownership percentage			34.70%
Proportion of voting rights held			94.40%
Non-insurance companies | Thomas Cook India | Thomas Cook (India) Limited (Thomas Cook India)
Subsidiaries
Equity ownership percentage			73.30%
Non-insurance companies | Other | AGT Food and Ingredients Inc. (AGT)
Subsidiaries
Equity ownership percentage			59.60%
Non-insurance companies | Other | Dexterra Group Inc. (Dexterra Group)
Subsidiaries
Equity ownership percentage			48.70%
Non-insurance companies | Other | Boat Rocker Media Inc. (Boat Rocker)
Subsidiaries
Equity ownership percentage			44.90%
Proportion of voting rights held			56.10%
Non-insurance companies | Other | Farmers Edge Inc. (Farmers Edge)
Subsidiaries
Equity ownership percentage			61.30%
Non-insurance companies | Other | Grivalia Hospitality
Subsidiaries
Equity ownership percentage			78.40%
Sporting Life Group Limited | Sporting Life Inc. (Sporting Life)
Subsidiaries
Equity ownership percentage			88.50%
Proportion of voting rights held			100.00%
Sporting Life Group Limited | Golf Town Limited (Golf Town)
Subsidiaries
Equity ownership percentage			88.50%
Proportion of voting rights held			100.00%
Thomas Cook (India) Limited (Thomas Cook India) | Sterling Holiday Resorts Limited (Sterling Resorts)
Subsidiaries
Equity ownership percentage			73.30%
Proportion of voting rights held			100.00%